Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$ (193,778)	$ 139,309	$ 3,737
Cash Flows from Investing Activities:
Investments in short-term investments	(5,241,677)
Loans repaid from (made to) VIE and its subsidiaries	1,475,310	(1,638,455)	(3,400,000)
Net Cash Used in Investing Activities	(3,766,367)	(1,638,455)	(3,400,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost		1,850,744
Net Cash Provided by Financing Activities		1,850,744
Net increase (decrease) in cash and cash equivalents	(3,960,145)	351,598	(3,396,263)
Cash and cash equivalents at beginning of year	4,110,216	3,758,618	7,154,881
Cash and cash equivalents at end of year	$ 150,071	$ 4,110,216	$ 3,758,618